Earnings Per Share - Income and Share Data Used in Basic and Diluted EPS Computations (Detail) $ / shares in Units, $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 TWD ($) $ / shares shares	Dec. 31, 2017 TWD ($) $ / shares shares
Basic earnings per share, amount after tax
Equity holders of the Company - Continuing operations, amount after tax	$ 2,508,574	$ 83,871	$ 1,325,824	$ 981,929
Equity holders of the Company - Discontinued operations, amount after tax				1,814,953
Profit attributable to equity holders of the Company, amount after tax	2,508,574		1,325,824	2,796,882
Diluted earnings per share, amount after tax
Equity holders of the Company - Continuing operations, amount after tax	2,508,574	83,871	1,325,824	981,929
Equity holders of the Company - Discontinued operations, amount after tax				1,814,953
Equity holders of the Company, amount after tax	$ 2,508,574		$ 1,325,824	$ 2,796,882
Weighted-average number of ordinary shares outstanding	727,111	727,111	802,725	846,686
Diluted earnings per share, weighted-average number of ordinary shares outstanding
Employees' compensations	9,879	9,879	7,626	14,034
Restricted shares	126	126	3,356	5,075
Weighted-average number of ordinary shares outstanding	737,116	737,116	813,707	865,795
Ordinary shares [member]
Basic earnings per share
Equity holders of the Company - Continuing operations, earnings per share | (per share)	$ 3.45	$ 0.12	$ 1.65	$ 1.16
Equity holders of the Company - Discontinued operations, earnings per share | (per share)				2.14
Equity holders of the Company - Earnings per share | (per share)	3.45	0.12	1.65	3.30
Diluted earnings per share
Equity holders of the Company - Continuing operations, earnings per share | (per share)	3.40	0.11	1.63	1.13
Equity holders of the Company - Discontinued operations, earnings per share | (per share)				2.10
Equity holders of the Company - Earnings per share | (per share)	$ 3.40	$ 0.11	$ 1.63	$ 3.23